Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net Loss for the year	$ (25,686)	$ 15,520	$ (479,341)	$ (36,935)
Items not involving cash flows from operating activities:
Transaction costs			299,839
Amortization of capital assets	$ 44	$ 52	157	$ 209
Amortization of intangible assets	109		129
Loss on disposal of capital assets			72
Fair value of services rendered by shareholder	10,072	$ 11,338	45,269	$ 48,548
Total Items not involving cash flows from operating activities	(15,461)	26,910	(133,875)	11,822
Net changes in non cash working capital:
Decrease (increase) in accounts receivable	1,938	(15,692)	3,839	18,756
Decrease (increase) in inventory	(83,777)	95,813	66,239	(41,783)
Decrease (increase) in prepaid expenses	(1,316)	$ 166	(4,582)	(1,039)
Decrease (increase) in related party receivables	485
Increase (decrease) in income taxes payable	(467)	$ (239)	(765)	1,559
Increase (decrease) in accounts payable and accrued liabilities	83,684	(107,000)	37,498	57,457
Net changes in non cash working capital	547	(26,952)	102,229	34,950
Cash provided by (used in) operating activities	(14,914)	(42)	(31,646)	$ 46,772
Investing Activities
Cash received upon completion of Reverse Acquisition Transaction			1,552
Capital assets	(2,061)	$ (159)
Transaction costs	(53,150)		$ (215,000)
Intangible assets	(3,110)			$ (1,942)
Cash used in investing activities	(58,321)	$ (159)	$ (213,448)	$ (1,942)
Financing Activities
Share subscriptions payable	279,800		383,000
Payments to related parties	$ (6,954)	$ (7,293)	(37,231)	$ (35,814)
Proceeds from related parties		278	6,272	628
Cash provided by (used in) financing activities	$ 272,846	(7,015)	352,041	(35,186)
Effects of Foreign Currency Translation	(5,537)	4,804	31,271	(804)
Change in cash	194,074	(2,412)	138,218	8,840
Cash and cash equivalents beginning of year	155,735	17,517	17,517	8,677
Cash and cash equivalents end of year	$ 349,809	$ 15,105	$ 155,735	$ 17,517